Accounts Receivable, Net - Schedule of Accounts Receivable and Allowance for Credit Losses (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025	Mar. 31, 2025	Sep. 30, 2024
Schedule of Accounts Receivable and Allowance for Credit Losses [Abstract]
Accounts receivable	$ 7,520,968	$ 11,742,416
Less: allowance for credit losses	(1,089,575)	(280,407)	$ (134,868)	$ (107,598)
Accounts receivable, net	$ 6,431,393	$ 11,462,009